Note 7 - Retirement Plan	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Retirement Benefits [Text Block]
7.	Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the “401k Plan”) administered by a third-party service provider, and the Company contributes to the 401k Plan on behalf of its employees based upon a matching formula. During the years ended December 31, 2022 and 2021 our contributions to the 401k Plan were $53,643 and $36,980, respectively.